Segment Reporting, Information About Reportable Segments (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) Segment	Jun. 30, 2024 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | Segment	2
REVENUES:
Total revenues	$ 43,811	$ 42,066
EXPENSES:
Voyage expenses	1,036	1,163
Operating lease expenses	5,378	5,406
Other vessel operating expenses	10,057	9,451
Vessel depreciation	6,870	6,673
Management fees-related parties	1,204	1,128
Operating income	18,242	14,282
General and administrative expenses	(1,024)	(810)
Interest and finance costs	(9,992)	(12,728)
Interest income	60	381
Equity losses in unconsolidated joint ventures	(747)	4
Net income	7,563	1,939
Nonrelated Party [Member]
REVENUES:
Time charter revenues	39,376	37,607
Related Party [Member]
REVENUES:
Time charter revenues	4,435	4,459
EXPENSES:
Voyage expenses	549	$ 508
Operating Segment [Member]
EXPENSES:
Operating income	19,266
Operating Segment [Member] | Tanker Segment [Member]
REVENUES:
Total revenues	43,204
EXPENSES:
Voyage expenses	869
Operating lease expenses	5,378
Other vessel operating expenses	9,469
Vessel depreciation	6,664
Management fees-related parties	1,150
Operating income	19,674
Operating Segment [Member] | Tanker Segment [Member] | Nonrelated Party [Member]
REVENUES:
Time charter revenues	38,769
Operating Segment [Member] | Tanker Segment [Member] | Related Party [Member]
REVENUES:
Time charter revenues	4,435
Operating Segment [Member] | Megayacht Segment [Member]
REVENUES:
Total revenues	607
EXPENSES:
Voyage expenses	167
Operating lease expenses	0
Other vessel operating expenses	588
Vessel depreciation	206
Management fees-related parties	54
Operating income	(408)
Operating Segment [Member] | Megayacht Segment [Member] | Nonrelated Party [Member]
REVENUES:
Time charter revenues	607
Operating Segment [Member] | Megayacht Segment [Member] | Related Party [Member]
REVENUES:
Time charter revenues	0
Reconciling Item [Member]
EXPENSES:
General and administrative expenses	(1,024)
Interest and finance costs	(9,992)
Interest income	60
Equity losses in unconsolidated joint ventures	$ (747)